Financial Instruments Fair Value Risk - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Financial Instruments [Line Items]
Assets	€ 60,285	€ 56,429
De-recognised asset	36	43	€ 41
Proceed from disposal	45
Profit (loss) on disposal of investment	9
Unlisted investments include of investment	32	36
Level 3 [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Impact in income statement due to Level 3 instruments	26	94
Level 3 [Member] | Unilever Ventures companies [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Unlisted investments include of investment	195	172
Level 3 [Member] | Split-Dollar Life Insurance [Member] | Fair value [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Assets	€ 22	€ 25